                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2011
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                   (CLASS B)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class B Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                 Mortality and Expense Risk Premium*.... 1.25%
                 Administrative Expense Charge..........  .15%
                                                         -----
                 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES. 1.40%

       * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Legacy Large Cap Growth Portfolio (Class A), and in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class B).

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                           Minimum Maximum
                                                                           ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)...............................................................  0.59%   1.37%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                             Distribution            Acquired    Total    Contractual   Net Total
                                                and/or               Fund Fees  Annual     Fee Waiver    Annual
                                 Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                    Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
 American Funds Global Growth
   Fund                             0.53%        0.25%        0.03%     --       0.81%         --         0.81%
 American Funds Global Small
   Capitalization Fund              0.71%        0.25%        0.04%     --       1.00%         --         1.00%
 American Funds Growth Fund         0.32%        0.25%        0.02%     --       0.59%         --         0.59%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio
   -- Class B                       0.60%        0.25%        0.05%     --       0.90%         --         0.90%
 BlackRock Large Cap Core
   Portfolio -- Class B             0.59%        0.25%        0.05%     --       0.89%         --         0.89%
 Clarion Global Real Estate
   Portfolio -- Class B             0.62%        0.25%        0.07%     --       0.94%         --         0.94%

                                             Distribution            Acquired    Total    Contractual   Net Total
                                                and/or               Fund Fees  Annual     Fee Waiver    Annual
                                 Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                    Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
-------------------------------------------------------------------------------------------------------------------
 Dreman Small Cap Value
   Portfolio -- Class B             0.79%        0.25%        0.08%     --       1.12%          --        1.12%
 Lazard Mid Cap Portfolio --
   Class B                          0.69%        0.25%        0.04%     --       0.98%          --        0.98%
 Legg Mason ClearBridge
   Aggressive Growth Portfolio
   -- Class B                       0.64%        0.25%        0.04%     --       0.93%          --        0.93%
 Lord Abbett Bond Debenture
   Portfolio -- Class B             0.50%        0.25%        0.03%     --       0.78%          --        0.78%
 Lord Abbett Mid Cap Value
   Portfolio -- Class B             0.68%        0.25%        0.07%     --       1.00%          --        1.00%
 Met/Franklin Low Duration
   Total Return Portfolio --
   Class B                          0.51%        0.25%        0.14%     --       0.90%        0.03%       0.87%/1/
 Met/Franklin Mutual Shares
   Portfolio -- Class B             0.80%        0.25%        0.08%     --       1.13%          --        1.13%
 Met/Templeton Growth
   Portfolio -- Class B             0.69%        0.25%        0.13%     --       1.07%        0.02%       1.05%/2/
 MFS(R) Emerging Markets Equity
   Portfolio -- Class B             0.94%        0.25%        0.18%     --       1.37%          --        1.37%
 MFS(R) Research International
   Portfolio -- Class B             0.69%        0.25%        0.09%     --       1.03%        0.03%       1.00%/3/
 Morgan Stanley Mid Cap
   Growth Portfolio -- Class B      0.66%        0.25%        0.14%     --       1.05%        0.02%       1.03%/4/
 Oppenheimer Capital
   Appreciation Portfolio --
   Class B                          0.60%        0.25%        0.06%     --       0.91%          --        0.91%
 PIMCO Inflation Protected
   Bond Portfolio -- Class B        0.47%        0.25%        0.04%     --       0.76%          --        0.76%
 PIMCO Total Return Portfolio
   -- Class B                       0.48%        0.25%        0.03%     --       0.76%          --        0.76%
 Pioneer Fund Portfolio --
   Class A                          0.64%          --         0.05%     --       0.69%        0.02%       0.67%/5/
 Pioneer Strategic Income
   Portfolio -- Class A             0.59%          --         0.08%     --       0.67%          --        0.67%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B             0.57%        0.25%        0.02%     --       0.84%          --        0.84%/6/
 Van Kampen Comstock
   Portfolio -- Class B             0.60%        0.25%        0.04%     --       0.89%          --        0.89%

METROPOLITAN SERIES FUND,
  INC.
 BlackRock Bond Income
   Portfolio -- Class B             0.37%        0.25%        0.03%     --       0.65%        0.03%       0.62%/7/
 BlackRock Legacy Large Cap
   Growth Portfolio -- Class A      0.73%          --         0.04%     --       0.77%        0.02%       0.75%/8/
 BlackRock Money Market
   Portfolio -- Class B             0.32%        0.25%        0.02%     --       0.59%        0.01%       0.58%/9/
 Davis Venture Value Portfolio
   -- Class E                       0.70%        0.15%        0.03%     --       0.88%        0.05%       0.83%/10/
 Loomis Sayles Small Cap
   Growth Portfolio -- Class B      0.90%        0.25%        0.17%     --       1.32%        0.05%       1.27%/11/
 Met/Dimensional International
   Small Company Portfolio --
   Class B                          0.81%        0.25%        0.20%     --       1.26%          --        1.26%

                                               Distribution            Acquired    Total    Contractual   Net Total
                                                  and/or               Fund Fees  Annual     Fee Waiver    Annual
                                   Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                      Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Portfolio --
   Class B                            0.54%        0.25%        0.04%      --      0.83%          --        0.83%
 MFS(R) Value Portfolio --
   Class B                            0.71%        0.25%        0.02%      --      0.98%        0.11%       0.87%/12/
 Oppenheimer Global Equity
   Portfolio -- Class B               0.53%        0.25%        0.08%      --      0.86%          --        0.86%
MET INVESTORS SERIES TRUST --
  CLASS B
 Met/Franklin Templeton
   Founding Strategy Portfolio        0.05%        0.25%        0.02%    0.81%     1.13%        0.02%       1.11%/13/
 MetLife Aggressive Strategy
   Portfolio                          0.09%        0.25%        0.02%    0.74%     1.10%        0.01%       1.09%/14/
 MetLife Balanced Strategy
   Portfolio                          0.05%        0.25%        0.01%    0.66%     0.97%          --        0.97%
 MetLife Defensive Strategy
   Portfolio                          0.07%        0.25%        0.01%    0.58%     0.91%          --        0.91%
 MetLife Growth Strategy
   Portfolio                          0.06%        0.25%          --     0.74%     1.05%          --        1.05%
 MetLife Moderate Strategy
   Portfolio                          0.06%        0.25%          --     0.62%     0.93%          --        0.93%
 SSgA Growth and Income ETF
   Portfolio                          0.31%        0.25%        0.02%    0.28%     0.86%          --        0.86%
 SSgA Growth ETF Portfolio            0.33%        0.25%        0.03%    0.27%     0.88%          --        0.88%

--------
/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of its management fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers, LLC to the Portfolio's subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Trustees of the Portfolio.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.80%, excluding 12b-1 fees. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Trustees of the Portfolio.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over

   $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/6/ The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.
/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/9/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/10/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/11/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% on amounts over $100 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/12/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/13/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.05%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/14/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" Portfolio invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Portfolio prospectus for more information.

ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY PAYMENTS

We have revised the following paragraph:

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 90th birthday. (This requirement may be changed by us.) The annuitant is the person whose life we look to when we make annuity payments.

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, LOWA, 50306-0366, (800) 343-8496.

YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

 American Funds Global Growth Fund
 American Funds Global Small Capitalization Fund
 American Funds Growth Fund

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS A AS NOTED))

 BlackRock High Yield Portfolio
 BlackRock Large Cap Core Portfolio
 Clarion Global Real Estate Portfolio
 Dreman Small Cap Value Portfolio
 Lazard Mid Cap Portfolio
 Legg Mason ClearBridge Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Mid Cap Value Portfolio
 Met/Franklin Low Duration Total Return Portfolio
 Met/Franklin Mutual Shares Portfolio
 Met/Franklin Templeton Founding Strategy Portfolio
 Met/Templeton Growth Portfolio
 MetLife Aggressive Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Defensive Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Moderate Strategy Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio (Class A)
 Pioneer Strategic Income Portfolio (Class A)
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio
 T. Rowe Price Large Cap Value Portfolio
 Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B (OR CLASS A OR CLASS E AS NOTED))

 BlackRock Bond Income Portfolio
 BlackRock Legacy Large Cap Growth Portfolio (Class A)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio (Class E)
 Loomis Sayles Small Cap Growth Portfolio
 Met/Dimensional International Small Company Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio
 Oppenheimer Global Equity Portfolio

EXPENSES

WITHDRAWAL CHARGE

The following paragraph in this section has been modified:

First MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we do not assess the withdrawal charge on withdrawals of required minimum distributions or excess contributions from a Qualified Contract. The withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

DEATH BENEFIT

UPON YOUR DEATH

The following paragraph in this section has been modified

If you die before annuity payments begin, First MetLife Investors will pay a death benefit to your beneficiary (see below). The death benefit will be determined when First MetLife Investors receives both due proof of death and an election for the payment method. If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary. Note that if First MetLife Investors is presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging, portfolio rebalancing or systematic withdrawal program), we will cancel the request.

TAXES

ANNUITY CONTRACTS IN GENERAL

The following paragraphs are added to this section:

Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payments over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Internal Revenue Code.

Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a payout option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult you own independent tax adviser before you partially annuitize your contract.

The following paragraph is added under WITHDRAWALS -- QUALIFIED CONTRACTS:

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

OTHER INFORMATION

FIRST METLIFE INVESTORS

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002); (b) Met Investors Series Trust:
T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed effective as of May 1,
2003); and for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (formerly Lord Abbett Growth and Income Portfolio) (Class A) (closed effective May 1, 2004); (c) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (Class 2) (closed effective May 1, 2003); (d) Metropolitan Series Fund, Inc. (Class B): Artio International Stock Portfolio (Class B), (formerly Julius Baer International Stock Portfolio (Class B)) (closed effective December 19, 2003); T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004); Jennison Growth Portfolio (Class B) (closed effective May 1, 2005); (e) Putnam Variable Trust: Putnam VT Equity Income Fund (Class
IB) (closed effective April 28, 2008).

Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 2) (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class B) (closed effective May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class B) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds: for contracts issued prior to May 1, 2002, AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class
A) and for contracts issued on or after May 1, 2002, AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. (closed effective May 1, 2003) was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2007, the AIM V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2002) was replaced with the Met/ AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid-Cap Value Portfolio (Class B) (approximately 65%).

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. (closed effective April 28, 2008) merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust (closed effective April 30, 2007) merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed effective May 1, 2006) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio of the Met Investors Series Trust.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

                                INVESTMENT OBJECTIVE                                   INVESTMENT ADVISER/SUBADVISER
----------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
 American Funds Global Growth   Seeks long-term growth of capital.                     Capital Research and
   Fund                                                                                Management Company
 American Funds Global Small    Seeks long-term growth of capital.                     Capital Research and
   Capitalization Fund                                                                 Management Company
 American Funds Growth Fund     Seeks growth of capital.                               Capital Research and
                                                                                       Management Company
MET INVESTORS SERIES TRUST
 BlackRock High Yield           Seeks to maximize total return, consistent with        MetLife Advisers, LLC
   Portfolio -- Class B         income generation and prudent investment               Subadviser: BlackRock
                                management.                                            Financial Management, Inc.
 BlackRock Large Cap Core       Seeks long-term capital growth.                        MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser: BlackRock
                                                                                       Advisors, LLC
 Clarion Global Real Estate     Seeks total return through investment in real estate   MetLife Advisers, LLC
   Portfolio -- Class B         securities, emphasizing both capital appreciation and  Subadviser: ING Clarion Real
                                current income.                                        Estate Securities LLC
 Dreman Small Cap Value         Seeks capital appreciation.                            MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser: Dreman Value
                                                                                       Management, LLC
 Lazard Mid Cap Portfolio --    Seeks long-term growth of capital.                     MetLife Advisers, LLC
   Class B                                                                             Subadviser: Lazard Asset
                                                                                       Management LLC
 Legg Mason ClearBridge         Seeks capital appreciation.                            MetLife Advisers, LLC
   Aggressive Growth                                                                   Subadviser: ClearBridge
   Portfolio -- Class B                                                                Advisors, LLC
 Lord Abbett Bond Debenture     Seeks high current income and the opportunity for      MetLife Advisers, LLC
   Portfolio -- Class B         capital appreciation to produce a high total return.   Subadviser: Lord, Abbett & Co.
                                                                                       LLC
 Lord Abbett Mid Cap Value      Seeks capital appreciation through investments,        MetLife Advisers, LLC
   Portfolio -- Class B         primarily in equity securities, which are believed to  Subadviser: Lord, Abbett & Co.
                                be undervalued in the marketplace.                     LLC
 Met/Franklin Low Duration      Seeks a high level of current income, while seeking    MetLife Advisers, LLC
   Total Return Portfolio --    preservation of shareholders' capital.                 Subadviser: Franklin Advisers,
   Class B                                                                             Inc.
 Met/Franklin Mutual Shares     Seeks capital appreciation, which may occasionally     MetLife Advisers, LLC
   Portfolio -- Class B         be short-term. The Portfolio's secondary investment    Subadviser: Franklin Mutual
                                objective is income.                                   Advisers, LLC
 Met/Templeton Growth           Seeks long-term capital growth.                        MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser: Templeton Global
                                                                                       Advisors Limited
 MFS(R) Emerging Markets        Seeks capital appreciation.                            MetLife Advisers, LLC
   Equity Portfolio -- Class B                                                         Subadviser: Massachusetts
                                                                                       Financial Services Company

                                   INVESTMENT OBJECTIVE                                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------------------------------------------------------------------------------------
 MFS(R) Research International     Seeks capital appreciation.                           MetLife Advisers, LLC
   Portfolio -- Class B                                                                  Subadviser: Massachusetts
                                                                                         Financial Services Company
 Morgan Stanley Mid Cap            Seeks capital appreciation.                           MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                           Subadviser: Morgan Stanley
                                                                                         Investment Management Inc.
 Oppenheimer Capital               Seeks capital appreciation.                           MetLife Advisers, LLC
   Appreciation Portfolio --                                                             Subadviser:
   Class B                                                                               OppenheimerFunds, Inc.
 PIMCO Inflation Protected         Seeks maximum real return, consistent with            MetLife Advisers, LLC
   Bond Portfolio -- Class B       preservation of capital and prudent investment        Subadviser: Pacific Investment
                                   management.                                           Management Company LLC
 PIMCO Total Return Portfolio      Seeks maximum total return, consistent with the       MetLife Advisers, LLC
   -- Class B                      preservation of capital and prudent investment        Subadviser: Pacific Investment
                                   management.                                           Management Company LLC
 Pioneer Fund Portfolio --         Seeks reasonable income and capital growth.           MetLife Advisers, LLC
   Class A                                                                               Subadviser: Pioneer Investment
                                                                                         Management, Inc.
 Pioneer Strategic Income          Seeks a high level of current income.                 MetLife Advisers, LLC
   Portfolio -- Class A                                                                  Subadviser: Pioneer Investment
                                                                                         Management, Inc.
 T. Rowe Price Large Cap Value     Seeks long-term capital appreciation by investing in  MetLife Advisers, LLC
   Portfolio -- Class B            common stocks believed to be undervalued. Income      Subadviser: T. Rowe Price
                                   is a secondary objective.                             Associates, Inc.
 Van Kampen Comstock               Seeks capital growth and income.                      MetLife Advisers, LLC
   Portfolio -- Class B                                                                  Subadviser: Invesco Advisers,
                                                                                         Inc.
METROPOLITAN SERIES FUND,
  INC.
 BlackRock Bond Income             Seeks a competitive total return primarily from       MetLife Advisers, LLC
   Portfolio -- Class B            investing in fixed-income securities.                 Subadviser: BlackRock
                                                                                         Advisors, LLC
 BlackRock Legacy Large Cap        Seeks long-term growth of capital.                    MetLife Advisers, LLC
   Growth Portfolio -- Class A                                                           Subadviser: BlackRock
                                                                                         Advisors, LLC
 BlackRock Money Market            Seeks a high level of current income consistent with  MetLife Advisers, LLC
   Portfolio -- Class B            preservation of capital.                              Subadviser: BlackRock
                                                                                         Advisors, LLC
 Davis Venture Value Portfolio     Seeks growth of capital.                              MetLife Advisers, LLC
   -- Class E                                                                            Subadviser: Davis Selected
                                                                                         Advisers, L.P.
 Loomis Sayles Small Cap           Seeks long-term capital growth.                       MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                           Subadviser: Loomis, Sayles &
                                                                                         Company, L.P.
 Met/Dimensional International     Seeks long-term capital appreciation.                 MetLife Advisers, LLC
   Small Company Portfolio --                                                            Subadviser: Dimensional Fund
   Class B                                                                               Advisors LP
 MFS(R) Total Return Portfolio --  Seeks a favorable total return through investment in  MetLife Advisers, LLC
   Class B                         a diversified portfolio.                              Subadviser: Massachusetts
                                                                                         Financial Services Company
 MFS(R) Value Portfolio --         Seeks capital appreciation.                           MetLife Advisers, LLC
   Class B                                                                               Subadviser: Massachusetts
                                                                                         Financial Services Company
 Oppenheimer Global Equity         Seeks capital appreciation.                           MetLife Advisers, LLC
   Portfolio -- Class B                                                                  Subadviser:
                                                                                         OppenheimerFunds, Inc.

                                INVESTMENT OBJECTIVE                                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
  CLASS B
 Met/Franklin Templeton         Primarily seeks capital appreciation and secondarily     MetLife Advisers, LLC
   Founding Strategy Portfolio  seeks income.
 MetLife Aggressive Strategy    Seeks growth of capital.                                 MetLife Advisers, LLC
   Portfolio
 MetLife Balanced Strategy      Seeks to provide a balance between a high level of       MetLife Advisers, LLC
   Portfolio                    current income and growth of capital with a greater
                                emphasis on growth of capital.
 MetLife Defensive Strategy     Seeks to provide a high level of current income with     MetLife Advisers, LLC
   Portfolio                    growth of capital, a secondary objective.
 MetLife Growth Strategy        Seeks to provide growth of capital.                      MetLife Advisers, LLC
   Portfolio
 MetLife Moderate Strategy      Seeks to provide a high total return in the form of      MetLife Advisers, LLC
   Portfolio                    income and growth of capital, with a greater
                                emphasis on income.
 SSgA Growth and Income ETF     Seeks growth of capital and income.                      MetLife Advisers, LLC
   Portfolio                                                                             Subadviser: SSgA Funds
                                                                                         Management, Inc.
 SSgA Growth ETF Portfolio      Seeks growth of capital.                                 MetLife Advisers, LLC
                                                                                         Subadviser: SSgA Funds
                                                                                         Management, Inc.